FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Foreign Exchange Exposures (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)
Risk management
Number of countries in which the company operates | item	100
Forward foreign exhange contracts
Risk management
Period of time of hedge contracts (in years)	1 year
Percentage of exposure the hedge covers	100.00%
Cash flow term (in months)	12 months
Profit or loss term (in months)	12 months
Amount contracted	$ 2,100	$ 2,100
Notional amount	2,100	2,100
$265 million bilateral, term loan facility
Risk management
Amount contracted	265
Notional amount	$ 265
Currency risk | US Dollar
Risk management
Percentage of decrease in risk variable used for sensitivity analysis	10.00%
Increase (decrease) in net borrowings that would result from decreased currency value, per sensitivity analysis		78
Currency risk | US Dollar | Forward foreign exhange contracts
Risk management
Percentage of decrease in risk variable used for sensitivity analysis	10.00%
Percentage of increase in risk variable used for sensitivity analysis	10.00%
Increase (decrease) in fair value that would result from decreased currency value, per sensitivity analysis	$ (52)	(38)
Currency risk | Euro
Risk management
Increase (decrease) in net borrowings that would result from decreased currency value, per sensitivity analysis	$ 78	25
Currency risk | Euro | Forward foreign exhange contracts
Risk management
Percentage of decrease in risk variable used for sensitivity analysis	10.00%
Increase (decrease) in fair value that would result from decreased currency value, per sensitivity analysis	$ 26	$ 15